Summary of significant accounting policies - Estimated Useful Life (Details)	Dec. 31, 2024
Minimum [Member]
Summary of significant accounting policies
Estimated useful lives	20 years
Maximum [Member]
Summary of significant accounting policies
Estimated useful lives	60 years
Corporate aircraft
Summary of significant accounting policies
Estimated useful lives	15 years
Vehicles
Summary of significant accounting policies
Estimated useful lives	5 years
Furniture and fixtures
Summary of significant accounting policies
Estimated useful lives	5 years
Office buildings | Minimum [Member]
Summary of significant accounting policies
Estimated useful lives	20 years
Office buildings | Maximum [Member]
Summary of significant accounting policies
Estimated useful lives	60 years